Document And Entity Information	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post- Effective Amendment No. 1 relates to the Registration Statement on Form F-1 (File No. 333-255202). As indicated under “Restatement Background” we have restated our audited 2020 financial statements to correct identified accounting errors related to the 2020 financial statements. This Amendment restates the Company's previously issued consolidated financial statements as of and for the year ended December 31, 2020. See Note 21 - Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements, in Item 17, Financial Statements, for additional information. This Amendment sets forth the 2020 consolidated financial statements, as restated to reflect these matters.
Entity Central Index Key	0001806524
Document Period End Date	Dec. 31, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9